UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2018 – November 30, 2018

Item 1.  Schedule of Investments.

MAI MANAGED VOLATILITY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

NOVEMBER 30, 2018

Shares	Security Description	Value
Common Stock - 47.6%
Communications - 5.3%
1,400	Alphabet, Inc., Class A (a)	$1,553,510
31,522	AT&T, Inc.	984,747
30,000	Comcast Corp., Class A	1,170,300
7,000	Facebook, Inc., Class A (a)	984,270
11,100	The Walt Disney Co.	1,281,939
16,900	Verizon Communications, Inc.	1,019,070
		6,993,836
Consumer Discretionary - 3.1%
700	Amazon.com, Inc. (a)(b)	1,183,119
2,600	McDonald's Corp.	490,126
9,900	NIKE, Inc., Class B	743,688
9,300	The Home Depot, Inc.	1,676,976
		4,093,909
Consumer Staples - 3.8%
11,600	Altria Group, Inc.	636,028
6,600	Anheuser-Busch InBev SA/NV, ADR	507,342
1,200	Costco Wholesale Corp.	277,536
5,400	Diageo PLC, ADR	779,490
15,500	Mondelez International, Inc., Class A	697,190
9,300	PepsiCo., Inc.	1,134,042
5,000	The Procter & Gamble Co.	472,550
5,800	Walmart, Inc.	566,370
		5,070,548
Energy - 3.6%
6,000	Chevron Corp.	713,640
5,700	EOG Resources, Inc.	588,867
10,500	Exxon Mobil Corp.	834,750
57,500	Kinder Morgan, Inc.	981,525
7,500	Marathon Petroleum Corp.	488,700
8,800	Occidental Petroleum Corp.	618,376
12,900	Schlumberger, Ltd.	581,790
		4,807,648
Financials - 6.5%
49,000	Bank of America Corp.	1,391,600
3,900	Berkshire Hathaway, Inc., Class B (a)	851,136
6,500	Chubb, Ltd.	869,310
13,200	Citigroup, Inc.	855,228
11,900	JPMorgan Chase & Co.	1,323,161
14,000	MetLife, Inc.	624,820
12,000	The Charles Schwab Corp.	537,600
15,800	U.S. Bancorp	860,468
24,400	Wells Fargo & Co.	1,324,432
		8,637,755
Health Care - 7.9%
14,700	Abbott Laboratories	1,088,535
6,600	AbbVie, Inc.	622,182
2,400	Allergan PLC	375,840
6,500	Amgen, Inc.	1,353,625
10,600	Bristol-Myers Squibb Co.	566,676
8,900	CVS Health Corp.	713,780
4,000	Gilead Sciences, Inc.	287,760
9,100	Johnson & Johnson	1,336,790
10,025	Medtronic PLC	977,738
6,300	Merck & Co., Inc.	499,842
19,900	Pfizer, Inc.	919,977
6,200	UnitedHealth Group, Inc.	1,744,432
		10,487,177

MAI MANAGED VOLATILITY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

NOVEMBER 30, 2018

Shares	Security Description	Value
Industrials - 4.3%
74,500	General Electric Co.	$558,750
8,500	Honeywell International, Inc.	1,247,375
3,700	Raytheon Co.	648,758
3,300	The Boeing Co.	1,144,308
4,600	Union Pacific Corp.	707,388
7,200	United Parcel Service, Inc., Class B	830,088
5,000	United Technologies Corp.	609,200
		5,745,867
Information Technology - 9.9%
12,700	Apple, Inc.	2,267,966
2,400	Broadcom, Inc.	569,784
27,300	Cisco Systems, Inc.	1,306,851
16,100	Intel Corp.	793,891
27,000	Microsoft Corp.	2,994,030
23,800	Oracle Corp.	1,160,488
17,000	QUALCOMM, Inc.	990,420
14,400	Visa, Inc., Class A	2,040,624
11,200	Xilinx, Inc.	1,035,776
		13,159,830
Materials - 0.9%
2,200	Air Products & Chemicals, Inc.	353,914
15,700	DowDuPont, Inc.	908,245
		1,262,159
Real Estate - 1.0%
4,300	American Tower Corp. REIT	707,307
24,000	Weyerhaeuser Co. REIT	633,840
		1,341,147
Utilities - 1.3%
9,700	NextEra Energy, Inc.	1,762,587

Total Common Stock (Cost $54,837,182)		63,362,463

Principal	Security Description	Rate	Maturity	Value
Fixed Income Securities - 35.0%
Corporate Non-Convertible Bonds - 0.6%
Communications - 0.3%
$362,000	The Walt Disney Co.	0.88%	07/12/19	357,214

Financials - 0.3%
483,000	JPMorgan Chase & Co.	2.20	10/22/19	479,078

Total Corporate Non-Convertible Bonds (Cost $838,340)				836,292
U.S. Government & Agency Obligations - 34.4%
U.S. Treasury Securities - 34.4%
3,040,000	U.S. Treasury Bill (c)	1.65	12/06/18	3,039,466
3,040,000	U.S. Treasury Bill (c)	1.78	01/03/19	3,034,156
3,080,000	U.S. Treasury Bill (c)	1.86	01/31/19	3,068,453
3,100,000	U.S. Treasury Bill (c)	2.02	02/28/19	3,082,722
3,030,000	U.S. Treasury Bill (c)	2.21	04/25/19	3,000,693
6,060,000	U.S. Treasury Bill (c)	2.30	06/20/19	5,977,552
6,100,000	U.S. Treasury Bill (c)	2.42	08/15/19	5,990,143
6,300,000	U.S. Treasury Bill (c)	2.52	09/12/19	6,173,711
6,390,000	U.S. Treasury Bill (c)	2.71	11/07/19	6,233,702
6,130,000	U.S. Treasury Note	2.25	03/31/20	6,088,335
				45,688,933
Total U.S. Government & Agency Obligations (Cost $45,740,695)				45,688,933
Total Fixed Income Securities (Cost $46,579,035)				46,525,225

MAI MANAGED VOLATILITY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

NOVEMBER 30, 2018

Shares	Security Description	Value
Money Market Fund - 15.8%
21,034,678	Fidelity Investments Money Market Government Portfolio, Class I, 2.10% (d)(e)
	(Cost $21,034,678)	$21,034,678

Investments, at value - 98.4% (Cost $122,450,895)		$130,922,366
Total Written Options - (0.7)% (Premiums Received $(1,392,104))		(943,667)
Other Assets & Liabilities, Net - 2.3%		3,103,091
Net Assets - 100.0%		$133,081,790

MAI MANAGED VOLATILITY FUND

SCHEDULE OF CALL AND PUT OPTIONS WRITTEN (Unaudited)
NOVEMBER 30, 2018

Contracts	Security Description	Strike Price	Exp. Date	Notional Contract Value	Value
Written Options - (0.7)%
Call Options Written - (0.1)%
(20)	CBOE S&P 500 INDEX S&P 500	$2,930.00	12/18	$5,520,340	$(3,300)
(9)	CBOE S&P 500 INDEX S&P 500	2,960.00	01/19	2,484,153	(1,395)
(11)	CBOE S&P 500 INDEX S&P 500	2,925.00	01/19	3,036,187	(3,575)
(5)	CBOE S&P 500 INDEX S&P 500	2,850.00	01/19	1,380,085	(7,395)
(6)	CBOE S&P 500 INDEX S&P 500	2,940.00	01/19	1,656,102	(3,690)
(10)	CBOE S&P 500 INDEX S&P 500	2,925.00	02/19	2,760,170	(11,400)
(10)	CBOE S&P 500 INDEX S&P 500	2,900.00	02/19	2,760,170	(16,500)
(5)	CBOE S&P 500 INDEX S&P 500	2,925.00	02/19	1,380,085	(7,800)
(15)	CBOE S&P 500 INDEX S&P 500	2,940.00	03/19	4,140,255	(24,450)
(5)	CBOE S&P 500 INDEX S&P 500	2,920.00	04/19	1,380,085	(16,250)
(5)	CBOE S&P 500 INDEX S&P 500	2,890.00	04/19	1,380,085	(21,500)
(10)	CBOE S&P 500 INDEX S&P 500	2,875.00	04/19	2,760,170	(48,950)
Total Call Options Written (Premiums Received $(423,907))					(166,205)
Put Options Written - (0.6)%
(1)	Amazon.com, Inc.	1,500.00	12/18	150,000	(870)
(6)	CBOE S&P 500 INDEX S&P 500	2,650.00	12/18	1,590,000	(3,240)
(5)	CBOE S&P 500 INDEX S&P 500	2,600.00	12/18	1,300,000	(2,875)
(14)	CBOE S&P 500 INDEX S&P 500	2,790.00	12/18	3,906,000	(81,130)
(10)	CBOE S&P 500 INDEX S&P 500	2,750.00	12/18	2,750,000	(40,000)
(10)	CBOE S&P 500 INDEX S&P 500	2,720.00	12/18	2,720,000	(29,900)
(15)	CBOE S&P 500 INDEX S&P 500	2,770.00	12/18	4,155,000	(72,450)
(10)	CBOE S&P 500 INDEX S&P 500	2,700.00	12/18	2,700,000	(24,600)
(5)	CBOE S&P 500 INDEX S&P 500	2,670.00	12/18	1,335,000	(9,150)
(16)	CBOE S&P 500 INDEX S&P 500	2,650.00	12/18	4,240,000	(23,792)
(5)	CBOE S&P 500 INDEX S&P 500	2,600.00	12/18	1,300,000	(4,475)
(2)	CBOE S&P 500 INDEX S&P 500	2,500.00	12/18	500,000	(670)
(14)	CBOE S&P 500 INDEX S&P 500	2,660.00	01/19	3,724,000	(26,740)
(10)	CBOE S&P 500 INDEX S&P 500	2,800.00	01/19	2,800,000	(67,230)
(5)	CBOE S&P 500 INDEX S&P 500	2,760.00	01/19	1,380,000	(24,425)
(10)	CBOE S&P 500 INDEX S&P 500	2,750.00	01/19	2,750,000	(44,800)
(5)	CBOE S&P 500 INDEX S&P 500	2,650.00	01/19	1,325,000	(9,425)
(16)	CBOE S&P 500 INDEX S&P 500	2,580.00	01/19	4,128,000	(16,160)
(2)	CBOE S&P 500 INDEX S&P 500	2,550.00	01/19	510,000	(1,560)
(5)	CBOE S&P 500 INDEX S&P 500	2,600.00	01/19	1,300,000	(6,475)
(10)	CBOE S&P 500 INDEX S&P 500	2,750.00	01/19	2,750,000	(57,550)
(10)	CBOE S&P 500 INDEX S&P 500	2,725.00	01/19	2,725,000	(48,950)
(10)	CBOE S&P 500 INDEX S&P 500	2,700.00	01/19	2,700,000	(41,650)
(5)	CBOE S&P 500 INDEX S&P 500	2,600.00	01/19	1,300,000	(10,700)
(11)	CBOE S&P 500 INDEX S&P 500	2,550.00	02/19	2,805,000	(23,595)
(10)	CBOE S&P 500 INDEX S&P 500	2,500.00	02/19	2,500,000	(16,300)
(5)	CBOE S&P 500 INDEX S&P 500	2,550.00	02/19	1,275,000	(14,150)
(5)	CBOE S&P 500 INDEX S&P 500	2,525.00	02/19	1,262,500	(12,550)
(10)	CBOE S&P 500 INDEX S&P 500	2,550.00	04/19	2,550,000	(44,650)
(10)	CBOE S&P 500 INDEX S&P 500	2,660.00	12/19	2,660,000	(17,400)
Total Put Options Written (Premiums Received $(968,197))					(777,462)
Total Written Options - (0.7)%
(Premiums Received $(1,392,104))					$(943,667)

MAI MANAGED VOLATILITY FUND

NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN (Unaudited)
NOVEMBER 30, 2018

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Subject to put option written by the Fund.
(c)	Interest rate presented is yield to maturity.
(d)	All or a portion of this security is held as collateral for written options.
(e)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of November 30, 2018.

The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of November 30, 2018.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Assets
Investments at Value
Common Stock
Communications	$2,003,817	$–	$–	$2,003,817
Consumer Discretionary	6,546,148	–	–	6,546,148
Consumer Staples	5,784,328	–	–	5,784,328
Energy	4,807,648	–	–	4,807,648
Financials	8,637,755	–	–	8,637,755
Health Care	9,773,397	–	–	9,773,397
Industrials	5,745,867	–	–	5,745,867
Information Technology	15,697,610	–	–	15,697,610
Materials	1,262,159	–	–	1,262,159
Real Estate	1,341,147	–	–	1,341,147
Utilities	1,762,587	–	–	1,762,587
Corporate Non-Convertible Bonds	–	836,292	–	836,292
U.S. Government & Agency Obligations	–	45,688,933	–	45,688,933
Money Market Fund	–	21,034,678	–	21,034,678
Investments at Value	$63,362,463	$67,559,903	$–	$130,922,366
Total Assets	$63,362,463	$67,559,903	$–	$130,922,366

Liabilities
Other Financial Instruments*
Written Options	(100,182)	(843,485)	–	(943,667)
Total Liabilities	$(100,182)	$(843,485)	$–	$(943,667)

MAI MANAGED VOLATILITY FUND

NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN (Unaudited)
NOVEMBER 30, 2018

*	Other Financial Instruments are derivative instruments reflected in separate schedules such as written options, which appear in the Schedule of Call and Put Options Written and are valued at their market value at period end.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended November 30, 2018.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
 (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	January 10, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	January 10, 2019

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	January 10, 2019